INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 185.8	$ 213.6
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0.0	31.3
Derivative liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	103.3	0.0
Exploration pools and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 56.1	$ 26.3